MASSMUTUAL PREMIER FUNDS

MassMutual Premier Money Market Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

On or after March 7, 2014, but no later than April 1, 2014, each Class Y and Class A share of the Fund will be converted to one Class S share of the Fund.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Money Market Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y	Class A
Management Fees	.35%		.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None		None	.25%
Other Expenses	.11%	(1)	.21%	.36%	(1)
Total Annual Fund Operating Expenses	.46%		.56%	.96%
(1)	Other Expenses for Classes S and A have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$47	$148	$258	$579
Class Y	$57	$179	$313	$701
Class A	$98	$306	$531	$1,178

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Short-Duration Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	3.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.40%	.40%	.40%	.40%	.40%	.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.10%	.29%	.34%	.42%	.42%	.47%
Total Annual Fund Operating Expenses	.50%	.69%	.74%	.82%	1.07%	1.37%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$51	$160	$280	$628
Class S	$70	$221	$384	$859
Class Y	$76	$237	$411	$918
Class L	$84	$262	$455	$1,014
Class A	$455	$678	$919	$1,610
Class N	$239	$434	$750	$1,646

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$139	$434	$750	$1,646

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Inflation-Protected and Income Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L		Class A	Class N
Management Fees	.48%	.48%	.48%	.48%		.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None		.25%	.50%
Other Expenses	.29%	.40%	.50%	.55%	(1)	.55%	.60%	(1)
Interest Expense	.20%	.20%	.20%	.20%		.20%	.20%
Remainder of Other Expenses	.09%	.20%	.30%	.35%		.35%	.40%
Total Annual Fund Operating Expenses	.77%	.88%	.98%	1.03%		1.28%	1.58%
(1)	Other Expenses for Class L have been restated to reflect current administrative and shareholder services fees which have been lowered, and for Class N to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$79	$246	$428	$954
Class S	$90	$281	$488	$1,084
Class Y	$100	$312	$542	$1,201
Class L	$105	$328	$569	$1,259
Class A	$599	$862	$1,144	$1,947
Class N	$261	$499	$860	$1,878

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$161	$499	$860	$1,878

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Core Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.48%	.48%	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.08%	.29%	.34%	.41%	.41%	.48%
Total Annual Fund Operating Expenses	.56%	.77%	.82%	.89%	1.14%	1.46%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$57	$179	$313	$701
Class S	$79	$246	$428	$954
Class Y	$84	$262	$455	$1,014
Class L	$91	$284	$493	$1,096
Class A	$586	$820	$1,073	$1,795
Class N	$249	$462	$797	$1,746

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$149	$462	$797	$1,746

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Diversified Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S		Class Y		Class L		Class A
Management Fees	.50%	.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None		None		None		.25%
Other Expenses	.16%	.24%	(1)	.34%	(1)	.44%	(1)	.48%	(1)
Total Annual Fund Operating Expenses	.66%	.74%		.84%		.94%		1.23%

(1)	Other Expenses for Classes S, Y, and L have been restated to reflect current administrative and shareholder services fees which have been lowered, and for Class A to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$67	$211	$368	$822
Class S	$76	$237	$411	$918
Class Y	$86	$268	$466	$1,037
Class L	$96	$300	$520	$1,155
Class A	$594	$847	$1,119	$1,893

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier High Yield Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier High Yield Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.10%	.30%	.35%	.50%	.50%	.55%
Total Annual Fund Operating Expenses	.60%	.80%	.85%	1.00%	1.25%	1.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$61	$192	$335	$750
Class S	$82	$255	$444	$990
Class Y	$87	$271	$471	$1,049
Class L	$102	$318	$552	$1,225
Class A	$695	$949	$1,222	$1,999
Class N	$258	$490	$845	$1,845

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$158	$490	$845	$1,845

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Balanced Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.33%	.48%	.48%
Acquired Fund Fees and Expenses	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses(2)	.70%	.86%	1.01%	1.26%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$224	$390	$871
Class Y	$88	$274	$477	$1,061
Class L	$103	$322	$558	$1,236
Class A	$696	$952	$1,227	$2,010

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Barings Dynamic Allocation Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Barings Dynamic Allocation Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees (Fund and Cayman Subsidiary)	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.84%	.93%	1.03%	1.16%	1.16%
Other Expenses of the Cayman Subsidiary	.47%	.47%	.47%	.47%	.47%
Remainder of Other Expenses	.37%	.46%	.56%	.69%	.69%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses(2)	2.05%	2.14%	2.24%	2.37%	2.62%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$208	$643	$1,103	$2,379
Class S	$217	$670	$1,149	$2,472
Class Y	$227	$700	$1,200	$2,575
Class L	$240	$739	$1,265	$2,706
Class A	$825	$1,343	$1,885	$3,359

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Value Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Value Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.13%	.23%	.34%	.38%	.44%
Total Annual Fund Operating Expenses	.63%	.73%	.84%	1.13%	1.44%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$64	$202	$351	$786
Class Y	$75	$233	$406	$906
Class L	$86	$268	$466	$1,037
Class A	$684	$913	$1,161	$1,871
Class N	$247	$456	$787	$1,724

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$147	$456	$787	$1,724

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Value Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Disciplined Value Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.07%	.16%	.30%	.30%	.35%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.59%	.68%	.82%	1.07%	1.37%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$738
Class Y	$69	$218	$379	$847
Class L	$84	$262	$455	$1,014
Class A	$678	$896	$1,131	$1,806
Class N	$239	$434	$750	$1,646

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$139	$434	$750	$1,646

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Main Street Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.15%	.20%	.35%	.35%	.40%
Total Annual Fund Operating Expenses	.80%	.85%	1.00%	1.25%	1.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$87	$271	$471	$1,049
Class L	$102	$318	$552	$1,225
Class A	$695	$949	$1,222	$1,999
Class N	$258	$490	$845	$1,845

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$158	$490	$845	$1,845

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Capital Appreciation Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.14%	.19%	.34%	.34%	.39%
Total Annual Fund Operating Expenses	.79%	.84%	.99%	1.24%	1.54%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$252	$439	$978
Class Y	$86	$268	$466	$1,037
Class L	$101	$315	$547	$1,213
Class A	$694	$946	$1,217	$1,989
Class N	$257	$486	$839	$1,834

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$157	$486	$839	$1,834

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Growth Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Disciplined Growth Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L		Class A
Management Fees	.50%	.50%	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%
Other Expenses	.06%	.15%	.29%	(1)	.29%
Total Annual Fund Operating Expenses	.56%	.65%	.79%		1.04%

(1)	Other Expenses for Class L have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$57	$179	$313	$701
Class Y	$66	$208	$362	$810
Class L	$81	$252	$439	$978
Class A	$675	$887	$1,116	$1,773

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Small Cap Opportunities Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Small Cap Opportunities Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.58%	.58%	.58%	.58%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	.15%	.25%	.35%	.35%
Total Annual Fund Operating Expenses	.73%	.83%	.93%	1.18%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class S	$75	$233	$406	$906
Class Y	$85	$265	$460	$1,025
Class L	$95	$296	$515	$1,143
Class A	$688	$928	$1,187	$1,924

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Global Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Global Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.25%	.28%	.43%	.43%	.48%
Total Annual Fund Operating Expenses	1.05%	1.08%	1.23%	1.48%	1.78%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$107	$334	$579	$1,283
Class Y	$110	$343	$595	$1,317
Class L	$125	$390	$676	$1,489
Class A	$717	$1,016	$1,336	$2,242
Class N	$281	$560	$964	$2,095

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$181	$560	$964	$2,095

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Equity Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier International Equity Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	.22%	.25%	.40%	.40%
Total Annual Fund Operating Expenses	1.07%	1.10%	1.25%	1.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$109	$340	$590	$1,306
Class Y	$112	$350	$606	$1,340
Class L	$127	$397	$686	$1,511
Class A	$719	$1,022	$1,346	$2,263

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Focused International Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Focused International Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.90%	.90%	.90%	.90%	.90%	.90%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.16%	.25%	.35%	.50%	.50%	.65%
Total Annual Fund Operating Expenses	1.06%	1.15%	1.25%	1.40%	1.65%	2.05%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$108	$337	$585	$1,294
Class S	$117	$365	$633	$1,398
Class Y	$127	$397	$686	$1,511
Class L	$143	$443	$766	$1,680
Class A	$733	$1,065	$1,420	$2,417
Class N	$308	$643	$1,103	$2,379

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$208	$643	$1,103	$2,379

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated February 3, 2014 to the

Summary Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MassMutual (and not MML Advisers) will serve as investment adviser to the Fund until that date.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

On April 1, 2014, certain fees and expenses of the Fund are expected to change. The fee and expense information set out below reflects the fees and expenses of the Fund presented on the basis that the Fund’s current expenses will be in effect for the entirety of the current year. The information contained in the summary prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Strategic Emerging Markets Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses	.18%	.34%	.44%	.59%	.59%
Total Annual Fund Operating Expenses	1.23%	1.39%	1.49%	1.64%	1.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$125	$390	$676	$1,489
Class S	$142	$440	$761	$1,669
Class Y	$152	$471	$813	$1,779
Class L	$167	$517	$892	$1,944
Class A	$756	$1,135	$1,538	$2,659

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01